Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2023
Statement [line items]
Non Current Liabilities - Employee Benefits	NOTE 18. NON-CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$
Long service leave	147,738	108,140
Provision for retirement payment	16,694	9,112

	164,432	117,252